Note 10 - Employee Benefit Plan (Details) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0	$ 0	$ 0	$ 0	$ 0